Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Line Items]
Lease liabilities	$ 1,634	$ 1,367	$ 1,278
Cash outflow for leases	525	330
Expense relating to varible lease payments not included in measurement of lease liabilities	$ 2,323	1,654
Participating interest rate in the joint operation	100.00%
Payments of lease liabilities, classified as financing activities	$ 248	155	$ 71
Lease commitments for short term and low value lease commitments not included in financial statements	60	53
Lease commitments [member]
Leases [Line Items]
Payments of short-term leases	162	68
Payments for leases of low-value assets	12	18
Payments of lease liabilities, classified as financing activities	258	244
Foreign Exchange Risk [Member]
Leases [Line Items]
Lease liabilities	$ 441	$ 476